UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	Prudential Government Money Market Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2022

Date of reporting period:	1/31/2022

Item 1 – Reports to Stockholders

PGIM GOVERNMENT MONEY MARKET FUND

SEMIANNUAL REPORT

JANUARY 31, 2022

To enroll in e-delivery,go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. ©2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Government Money Market Fund informative and useful. The report covers performance for the six-month period ended January 31, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Government Money Market Fund

March 15, 2022

PGIM Government Money Market Fund    3

Your Fund’s Performance

Yields will fluctuate from time to time, and past performance does not guarantee future results. The Fund is subject to periodic adjustments to its expense budget during the fiscal year which may affect its reported 7-day current yield. Current performance may be lower or higher than the past performance data quoted. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. For the most recent month-end performance update, call (800) 225-1852 or visit our website at pgim.com/investments.

Fund Facts as of 1/31/22
	7-Day Current Yield (%)	Net Asset Value (NAV) ($)	Weighted Avg. Maturity (WAM)	Net Assets (Millions) ($)

Class A	0.01	1.00	37 Days	428.0

Class C	0.01	1.00	37 Days	9.0

Class Z	0.01	1.00	37 Days	72.7

iMoneyNet, Inc. Government & Agency Retail Avg.*	0.01	N/A	39 Days	N/A

*iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. This is based on the data of all funds in the iMoneyNet, Inc. Government & Agency Retail Average category as of January 25, 2022.

Money Market Fund Yield Comparison

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Weighted Average Maturity* (WAM) Comparison

The graphs portray weekly 7-day current yields and weekly WAMs for PGIM Government Money Market Fund (Class Z shares—yields only) and the iMoneyNet, Inc. Government & Agency Retail Average every Tuesday from July 27, 2021 to January 25, 2022, the closest dates prior to the beginning and end of the Fund’s reporting period. Note: iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. As a result, the data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of January 31, 2022.

*Weighted Average Maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding, or redemption provision.

The yield figures take into account applicable sales charges and fees, which are described for each share class in the table below.

	Class A	Class C	Class Z

Maximum initial sales charge	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.125%	None	None

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PGIM Government Money Market Fund    5

Your Fund’s Performance (continued)

Presentation of Fund Holdings

PGIM Government Money Market Fund (as of 1/31/2022)

Ten Largest Holdings	Interest Rate	Maturity Date	% of Net Assets
U.S. Treasury Bills	0.061%	03/10/2022	6.9%

U.S. Treasury Bills	0.066%	03/24/2022	6.6%

U.S. Treasury Bills	0.069%	03/22/2022	5.1%

U.S. Cash Management Bills	0.097%	04/26/2022	3.6%

U.S. Cash Management Bills	0.194%	05/17/2022	3.2%

Federal Farm Credit Bank	0.080%	05/13/2022	2.9%

U.S. Treasury Bills	0.055%	03/17/2022	2.5%

U.S. Treasury Bills	0.047%	02/22/2022	2.4%

Federal Home Loan Bank	0.092%	04/08/2022	2.3%

U.S. Treasury Bills	0.123%	04/14/2022	2.3%

Holdings reflect only short-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 =8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Government Money Market Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Government Money Market Fund		Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,000.80	0.05%	$0.25

	Hypothetical	$1,000.00	$1,024.95	0.05%	$0.26

Class C	Actual	$1,000.00	$1,000.80	0.05%	$0.25

	Hypothetical	$1,000.00	$1,024.95	0.05%	$0.26

Class Z	Actual	$1,000.00	$1,000.80	0.05%	$0.25

	Hypothetical	$1,000.00	$1,024.95	0.05%	$0.26

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2022, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of January 31, 2022

Description	Principal Amount (000)#	Value

SHORT-TERM INVESTMENTS 101.5%

REPURCHASE AGREEMENTS 32.0%

Bank of America Securities, Inc.,
0.050%, dated 01/31/22, due 02/01/22 in the amount of $37,225,052 collateralized by GNMA (coupon rate 3.000%, maturity date 01/20/52), with the aggregate value, including accrued interest, of $37,969,501	37,225	$37,225,000

Canadian Imperial Bank of Commerce,
0.055%, dated 11/04/21, due 02/02/22 in the amount of $10,001,375 collateralized by U.S. Treasury Securities (coupon rates 0.000%-4.625%, maturity dates 01/15/25-11/15/50), with the aggregate value, including accrued interest, of $10,201,442	10,000	10,000,000
0.060%, dated 01/24/22, due 03/17/22 in the amount of $10,000,867 collateralized by FHLMC (coupon rate 3.500%, maturity date 12/01/49), FNMA (coupon rates 2.150%-4.000%, maturity dates 01/01/35-10/01/51) and GNMA (coupon rate 2.500%, maturity date 09/20/51), with the aggregate value, including accrued interest, of $10,200,137	10,000	10,000,000
0.055%, dated 12/23/21, due 02/23/22 in the amount of $15,001,421 collateralized by FHLMC (coupon rates 2.000%-3.000%, maturity dates 01/01/37-06/01/51), FNMA (coupon rates 3.000%-4.000%, maturity dates 11/01/28-12/01/51) and GNMA (coupon rate 2.500%, maturity date 11/20/50), with the aggregate value, including accrued interest, of $15,300,935	15,000	15,000,000

Goldman Sachs & Co.,
0.055%, dated 01/25/22, due 02/01/22 in the amount of $20,000,214 collateralized by GNMA (coupon rates 3.000%-5.000%, maturity dates 06/20/33-01/20/52), with the aggregate value, including accrued interest, of $20,400,000	20,000	20,000,000

See Notes to Financial Statements.

PGIM Government Money Market Fund    9

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description			Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)

ING Financial Markets LLC,
0.065%, dated 11/24/21, due 02/17/22 in the amount of $10,001,535 collateralized by FHLMC (coupon rates 1.902%-4.500%, maturity dates 09/01/43-10/01/48) and FNMA (coupon rates 1.500%-4.500%, maturity dates 07/01/28-01/01/52), with the aggregate value, including accrued interest, of $10,200,000			10,000	$10,000,000
0.060%, dated 01/14/22, due 02/15/22 in the amount of $5,000,267 collateralized by FHLMC (coupon rates 3.000%-5.500%, maturity dates 11/01/29-12/01/49) and FNMA (coupon rates 2.500%-4.500%, maturity dates 08/01/28-05/01/58), with the aggregate value, including accrued interest, of $5,100,000			5,000	5,000,000

RBC Dominion Securities, Inc.,
0.055%, dated 01/05/22, due 02/07/22 in the amount of $6,000,303 collateralized by FHLMC (coupon rates 3.000%-5.500%, maturity dates 03/01/36-12/01/50), FNMA (coupon rates 3.500%-4.500%, maturity dates 11/01/40-06/01/49), GNMA (coupon rates 2.000%-3.500%, maturity dates 07/20/47-02/20/51) and U.S. Treasury Securities (coupon rates 0.000%-3.375%, maturity dates 08/31/27-08/15/46), with the aggregate value, including accrued interest, of $6,120,055			6,000	6,000,000

Standard Chartered Bank,
0.050%, dated 01/31/22, due 02/01/22 in the amount of $45,000,063 collateralized by Inter-American Development Bank (coupon rate 0.625%, maturity date 07/15/25) and U.S. Treasury Securities (coupon rates 0.125%-2.250%, maturity dates 01/15/24-02/15/51), with the aggregate value, including accrued interest, of $45,900,091			45,000	45,000,000

TD Securities LLC,
0.050%, dated 01/31/22, due 02/01/22 in the amount of $5,000,007 collateralized by U.S. Treasury Securities (coupon rate 0.875%, maturity date 01/31/24), with the aggregate value, including accrued interest, of $5,100,031			5,000	5,000,000

TOTAL REPURCHASE AGREEMENTS (amortized cost $163,225,000)				163,225,000

	Interest Rate	Maturity Date

U.S. GOVERNMENT AGENCY OBLIGATIONS 24.6%
Federal Farm Credit Bank, SOFR + 0.030% (Cap N/A, Floor 0.000%)	0.080%(c)	05/13/22	15,000	14,999,789

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(Continued)
Federal Farm Credit Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)	0.090%(c)	07/08/22	5,000	$4,999,891
Federal Farm Credit Bank, SOFR + 0.070% (Cap N/A, Floor 0.000%)	0.120(c)	02/17/22	5,000	5,000,000
Federal Home Loan Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)	0.110(c)	02/11/22	5,000	5,000,000
Federal Home Loan Bank	0.035	02/01/22	5,000	5,000,000
Federal Home Loan Bank	0.050(n)	03/18/22	10,000	9,999,375
Federal Home Loan Bank	0.050	02/18/22	9,000	8,999,992
Federal Home Loan Bank	0.050	02/23/22	8,500	8,499,969
Federal Home Loan Bank	0.060(n)	04/22/22	5,500	5,499,267
Federal Home Loan Bank	0.060	03/29/22	5,000	4,999,902
Federal Home Loan Bank	0.065(n)	03/25/22	10,000	9,999,061
Federal Home Loan Bank	0.092(n)	04/06/22	8,000	7,998,691
Federal Home Loan Bank	0.092(n)	04/08/22	11,500	11,498,060
Federal Home Loan Bank	0.180(n)	04/19/22	7,500	7,497,150
Federal Home Loan Mortgage Corp.	0.130(n)	04/28/22	5,750	5,748,214
Federal Home Loan Mortgage Corp.	0.175(n)	04/21/22	7,500	7,497,120
Federal National Mortgage Assoc., SOFR + 0.220% (Cap N/A, Floor 0.000%)	0.270(c)	05/09/22	2,000	2,001,132

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (amortized cost $125,237,613)				125,237,613

U.S. TREASURY OBLIGATIONS(n) 44.9%
U.S. Cash Management Bills	0.090	04/19/22	6,000	5,998,845
U.S. Cash Management Bills	0.097	04/26/22	18,500	18,495,796
U.S. Cash Management Bills	0.185	05/03/22	5,000	4,997,662
U.S. Cash Management Bills	0.194	05/17/22	16,500	16,490,656
U.S. Treasury Bills	0.047	02/22/22	12,000	11,999,668
U.S. Treasury Bills	0.050	02/08/22	7,000	6,999,932
U.S. Treasury Bills	0.052	02/01/22	9,500	9,500,000
U.S. Treasury Bills	0.053	02/03/22	8,000	7,999,977
U.S. Treasury Bills	0.055	03/17/22	13,000	12,999,130
U.S. Treasury Bills	0.056	03/01/22	9,500	9,499,590
U.S. Treasury Bills	0.061	03/10/22	35,000	34,997,802
U.S. Treasury Bills	0.066	03/24/22	33,500	33,496,851
U.S. Treasury Bills	0.069	03/22/22	26,000	25,997,559
U.S. Treasury Bills	0.083	03/31/22	8,000	7,998,937
U.S. Treasury Bills	0.084	05/26/22	3,000	2,999,199
U.S. Treasury Bills	0.090	04/07/22	7,000	6,998,862

See Notes to Financial Statements.

PGIM Government Money Market Fund    11

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(n) (Continued)
U.S. Treasury Bills	0.123%	04/14/22	11,500	$11,497,171

TOTAL U.S. TREASURY OBLIGATIONS (amortized cost $ 228,967,637)				228,967,637

TOTAL INVESTMENTS 101.5% (amortized cost $ 517,430,250)(d)				517,430,250
Liabilities in excess of other assets (1.5)%				(7,654,314)

NET ASSETS 100.0%				$509,775,936

Below is a list of the abbreviation(s)used in the semiannual report:

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

SOFR—Secured Overnight Financing Rate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2022.
(d)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Short-Term Investments
Repurchase Agreements	$—	$163,225,000	$—
U.S. Government Agency Obligations	—	125,237,613	—
U.S. Treasury Obligations	—	228,967,637	—

Total	$—	$517,430,250	$—

See Notes to Financial Statements.

Sector Allocations:

The sector allocations of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2022 were as follows:

U.S. Treasury Obligations	44.9%
Repurchase Agreements	32.0
U.S. Government Agency Obligations	24.6

101.5
Liabilities in excess of other assets	(1.5)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreements	Bank of America Securities, Inc.	$37,225,000	$(37,225,000)	$—
Repurchase Agreements	Canadian Imperial Bank of Commerce	35,000,000	(35,000,000)	—
Repurchase Agreements	Goldman Sachs & Co.	20,000,000	(20,000,000)	—
Repurchase Agreements	ING Financial Markets LLC	15,000,000	(15,000,000)	—
Repurchase Agreements	RBC Dominion Securities, Inc.	6,000,000	(6,000,000)	—
Repurchase Agreements	Standard Chartered Bank	45,000,000	(45,000,000)	—
Repurchase Agreements	TD Securities LLC	5,000,000	(5,000,000)	—

		$163,225,000

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Government Money Market Fund    13

Statement of Assets and Liabilities  (unaudited)

as of January 31, 2022

Assets

Investments, at amortized cost which approximates fair value:	$354,205,250
Repurchase Agreements (amortized cost $163,225,000)	163,225,000
Cash	169
Receivable for Fund shares sold	2,053,841
Due from Manager	51,006
Interest receivable	16,473
Prepaid expenses	1,929

Total Assets	519,553,668

Liabilities

Payable for investments purchased	7,497,150
Payable for Fund shares purchased	2,088,873
Affiliated transfer agent fee payable	95,585
Accrued expenses and other liabilities	94,559
Directors’ fees payable	1,208
Dividends payable	357

Total Liabilities	9,777,732

Net Assets	$509,775,936

Net assets were comprised of:
Common stock, at par ($0.00001 par value; 166,000,000,000 shares authorized for issuance)	$509,751
Paid-in capital in excess of par	509,262,070
Total distributable earnings (loss)	4,115

Net assets, January 31, 2022	$509,775,936

See Notes to Financial Statements.

Class A

Net asset value, offering price and redemption price per share, ($ 428,049,687 ÷ 428,027,636 shares of common stock issued and outstanding)	$1.00

Class C

Net asset value, offering price and redemption price per share, ($ 9,045,367 ÷ 9,044,445 shares of common stock issued and outstanding)	$1.00

Class Z

Net asset value, offering price and redemption price per share, ($ 72,680,882 ÷ 72,678,927 shares of common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

PGIM Government Money Market Fund    15

Statement of Operations  (unaudited)

Six Months Ended January 31, 2022

Net Investment Income (Loss)

Interest income	$148,817

Expenses
Management fee	820,835
Distribution fee(a)	269,345
Transfer agent’s fees and expenses (including affiliated expense of $ 238,345)(a)	320,636
Custodian and accounting fees	36,802
Shareholders’ reports	32,831
Registration fees(a)	32,772
Audit fee	12,275
Legal fees and expenses	11,487
Directors’ fees	7,938
Miscellaneous	8,532

Total expenses	1,553,453
Less: Fee waiver and/or expense reimbursement(a)	(1,167,532)
Distribution fee waiver(a)	(269,345)

Net expenses	116,576

Net investment income (loss)	32,241

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	3,110

Net Increase (Decrease) In Net Assets Resulting From Operations	$35,351

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z

Distribution fee	269,345	—	—
Transfer agent’s fees and expenses	298,704	6,481	15,451
Registration fees	17,099	7,602	8,071
Fee waiver and/or expense reimbursement	(999,583)	(29,069)	(138,880)
Distribution fee waiver	(269,345)	—	—

See Notes to Financial Statements.

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2022	Year Ended July 31, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$32,241	$63,108
Net realized gain (loss) on investment transactions	3,110	376,948

Net increase (decrease) in net assets resulting from operations	35,351	440,056

Dividends and Distributions
Distributions from distributable earnings
Class A	(328,407)	(55,488)
Class C	(8,253)	(4,940)
Class Z	(64,323)	(10,080)

	(400,983)	(70,508)

Fund share transactions (Net of share conversions) (at $1.00 per share)
Net proceeds from shares sold	520,784,043	2,781,186,092
Net asset value of shares issued in reinvestment of dividends and distributions	383,123	63,953
Cost of shares purchased	(518,002,667)	(2,821,838,655)

Net increase (decrease) in net assets from Fund share transactions	3,164,499	(40,588,610)

Total increase (decrease)	2,798,867	(40,219,062)

Net Assets:

Beginning of period	506,977,069	547,196,131

End of period	$509,775,936	$506,977,069

See Notes to Financial Statements.

PGIM Government Money Market Fund    17

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended January 31, 2022
			Year Ended July 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss) and net realized gain (loss) on investment transactions	-(b	)	-(b)	0.01	0.02	0.01	-(b)
Dividends to shareholders	-(b	)	-(b)	(0.01)	(0.02)	(0.01)	-(b)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(c):	0.08%		0.01%	0.76%	1.69%	0.82%	0.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$428,050		$414,625	$442,260	$348,427	$381,073	$433,113
Average net assets (000)	$427,439		$475,166	$407,195	$390,207	$440,589	$478,071
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.05	%(e)	0.09%	0.49%	0.64%	0.61%	0.56%
Expenses before waivers and/or expense reimbursement	0.64	%(e)	0.63%	0.64%	0.64%	0.61%	0.62%
Net investment income (loss)	0.01	%(e)	0.01%	0.70%	1.67%	0.81%	0.05%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.

See Notes to Financial Statements.

Class C Shares
	Six Months Ended January 31, 2022
			Year Ended July 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss) and net realized gain (loss) on investment transactions	-(b	)	-(b )	0.01	0.02	0.01	-(b )
Dividends to shareholders	-(b	)	-(b )	(0.01)	(0.02)	(0.01)	-(b )
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(c):	0.08%		0.05%	0.71%	1.69%	0.84%	0.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,045		$10,242	$14,538	$7,931	$9,908	$12,632
Average net assets (000)	$9,523		$12,853	$10,815	$10,913	$11,277	$14,606
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.05	%(e)	0.06%	0.48%	0.65%	0.60%	0.52%
Expenses before waivers and/or expense reimbursement	0.66	%(e)	0.59%	0.68%	0.65%	0.60%	0.52%
Net investment income (loss)	0.01	%(e)	0.04%	0.52%	1.69%	0.81%	0.08%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.

See Notes to Financial Statements.

PGIM Government Money Market Fund    19

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended January 31, 2022
			Year Ended July 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss) and net realized gain (loss) on investment transactions	-(b	)	-(b)	0.01	0.02	0.01	-(b )
Dividends to shareholders	-(b	)	-(b)	(0.01)	(0.02)	(0.01)	-(b )
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(c):	0.08%		0.01%	0.91%	1.91%	1.01%	0.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$72,681		$82,110	$90,399	$76,956	$84,915	$88,718
Average net assets (000)	$72,468		$86,432	$83,610	$84,238	$85,131	$98,278
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.05	%(e)	0.09%	0.36%	0.43%	0.42%	0.52%
Expenses before waivers and/or expense reimbursement	0.43	%(e)	0.43%	0.43%	0.43%	0.42%	0.52%
Net investment income (loss)	0.01	%(e)	0.01%	0.84%	1.89%	1.00%	0.08%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.

See Notes to Financial Statements.

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Government Money Market Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation and PGIM Government Money Market Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is maximum current income consistent with stability of capital and the maintenance of liquidity.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Government Money Market Fund    21

Notes to Financial Statements  (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

The Fund’s securities of sufficient credit quality are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Repurchase Agreements: The Fund entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund declares daily dividends from net investment income and net realized short-term capital gains, if any, to its shareholders on record at the time of such declaration. Payment of dividends is made monthly. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (the “subadviser”), which provides subadvisory services to the Fund through its business unit PGIM Fixed Income. The Manager pays for the services of PGIM, Inc.

PGIM Government Money Market Fund    23

Notes to Financial Statements  (unaudited) (continued)

The management fee paid to the Manager is accrued daily and payable monthly, at an annual rate of 0.50% of average daily net assets up to $50 million and 0.30% of average daily net assets over $50 million. The effective management fee rate before any waivers and/or expense reimbursements was 0.32% for the period ended January 31, 2022.

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of Class C and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.125% of the average daily net assets of the Class A shares.

In order to support the Fund’s income yield, PIMS and the Manager have voluntarily undertaken to waive the distribution and service (12b-1) fees of Class A shares and to waive/subsidize management fees of the Fund, respectively, such that the 1-day income yield (excluding capital gain (loss)) does not fall below 0.01%. The waivers/subsidies are voluntary and may be modified or terminated at any time. Pursuant to this undertaking, during the period ended January 31, 2022, PIMS has waived $269,345 of Class A’s distribution and service (12b-1) fees and the Manager has waived $1,167,532 of the Fund’s management fees.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended January 31, 2022, no 17a-7 transactions were entered into by the Fund.

5.	Tax Information

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2021 are subject to such review.

6.	Capital and Ownership

The Fund offers Class A, Class C and Class Z shares. Class C and Class Z shares are not subject to any distribution and/or service fees and are offered exclusively for sale to a limited group of investors. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 166,000,000,000 shares of common stock, $0.00001 par value per share, designated as shares of the Fund. The authorized shares of the fund are currently classified and designated as follows:

Class A	11,000,000,000
Class C	5,000,000,000
Class Z	50,000,000,000
Class P	100,000,000,000

The Fund currently does not have any Class P shares outstanding.

As of January 31, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	26,357,855	6.2%
Class Z	5,226,464	7.2%

PGIM Government Money Market Fund    25

Notes to Financial Statements  (unaudited) (continued)

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	2	50.4%

Transactions in shares of common stock (at $1 net asset value per share) were as follows:

Class A	Shares	Amount
Six months ended January 31, 2022:
Shares sold	507,716,160	$507,716,726
Shares issued in reinvestment of dividends and distributions	316,751	316,751
Shares purchased	(494,479,584)	(494,479,587)

Net increase (decrease) in shares outstanding before conversion	13,553,327	13,553,890
Shares issued upon conversion from other share class(es)	168,963	168,963

Net increase (decrease) in shares outstanding	13,722,290	$13,722,853

Year ended July 31, 2021:
Shares sold	2,748,353,803	$2,748,354,970
Shares issued in reinvestment of dividends and distributions	49,118	49,118
Shares purchased	(2,778,026,589)	(2,778,026,589)

Net increase (decrease) in shares outstanding before conversion	(29,623,668)	(29,622,501)
Shares issued upon conversion from other share class(es)	1,727,466	1,727,465
Shares purchased upon conversion into other share class(es)	(41,384)	(41,384)

Net increase (decrease) in shares outstanding	(27,937,586)	$(27,936,420)

Class C
Six months ended January 31, 2022:
Shares sold	2,098,897	$2,098,910
Shares issued in reinvestment of dividends and distributions	8,168	8,168
Shares purchased	(3,119,064)	(3,119,064)

Net increase (decrease) in shares outstanding before conversion	(1,011,999)	(1,011,986)
Shares purchased upon conversion into other share class(es)	(176,911)	(176,911)

Net increase (decrease) in shares outstanding	(1,188,910)	$(1,188,897)

Year ended July 31, 2021:
Shares sold	6,826,050	$6,826,082
Shares issued in reinvestment of dividends and distributions	4,837	4,837
Shares purchased	(9,407,126)	(9,407,126)

Net increase (decrease) in shares outstanding before conversion	(2,576,239)	(2,576,207)
Shares purchased upon conversion into other share class(es)	(1,727,465)	(1,727,465)

Net increase (decrease) in shares outstanding	(4,303,704)	$(4,303,672)

Class Z	Shares	Amount
Six months ended January 31, 2022:
Shares sold	10,968,310	$10,968,407
Shares issued in reinvestment of dividends and distributions	58,204	58,204
Shares purchased	(20,404,016)	(20,404,016)

Net increase (decrease) in shares outstanding before conversion	(9,377,502)	(9,377,405)
Shares issued upon conversion from other share class(es)	7,948	7,948

Net increase (decrease) in shares outstanding	(9,369,554)	$(9,369,457)

Year ended July 31, 2021:
Shares sold	26,004,815	$26,005,040
Shares issued in reinvestment of dividends and distributions	9,999	9,998
Shares purchased	(34,404,940)	(34,404,940)

Net increase (decrease) in shares outstanding before conversion	(8,390,126)	(8,389,902)
Shares issued upon conversion from other share class(es)	41,384	41,384

Net increase (decrease) in shares outstanding	(8,348,742)	$(8,348,518)

7.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Adjustable and Floating Rate Securities Risk: The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability satisfy shareholder redemption requests.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in

PGIM Government Money Market Fund    27

Notes to Financial Statements  (unaudited) (continued)

unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions.

Net Asset Value Risk: There is no assurance that the Fund will maintain a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Redemption Risk: The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at

PGIM Government Money Market Fund    29

Notes to Financial Statements  (unaudited) (continued)

inopportune times or at a loss or depressed value and that could affect the Fund’s ability to maintain a $1.00 share price.

Repurchase Agreements Risk: Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. To the extent that, in the meantime, the value of the securities that the Fund has purchased has decreased, the Fund could experience a loss.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Yield Risk: The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Fund’s investment manager may discontinue any temporary voluntary fee limitation.

8.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Government Money Market Fund    31

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr &Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Government Money Market Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the Commission monthly on Form N-MFP. The Commission delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Form N-MFP filings (along with the Fund’s annual report filed on Form N-CSR and semi-annual report filed on Form N-CSRS) are available on the Commission’s website at sec.gov. The Fund’s complete holdings are also available on pgiminvestments.com.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GOVERNMENT MONEY MARKET FUND - PURCHASE

SHARE CLASS	A	C	Z

NASDAQ	PBMXX	N/A	PMZXX

CUSIP	74440W409	N/A	74440W805

PGIM GOVERNMENT MONEY MARKET FUND - EXCHANGE

SHARE CLASS	A	C	Z

NASDAQ	MJAXX	MJCXX	PMZXX

CUSIP	74440W102	74440W300	74440W805

MF108E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

 Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Government Money Market Fund, Inc.

By:	/s/ Andrew R. French Andrew R. French Secretary

Date:	March 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 22, 2022

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	March 22, 2022